Psyence Labs Ltd. Share Exchange - Schedule of Investment is Classified as a Financial Asset Measured at Fair Value (Details)	Mar. 31, 2025 USD ($) shares
Investment is Classified as a Financial Asset Measured at Fair Value [Abstract]
Number of shares in PsyLabs acquired (in Shares) | shares	1,000
Total PBM shares issued (in Shares) | shares	35,594
Total fair value of shares issued	$ 722,033
Fair value of investment at March 31, 2025	745,000
Fair value gain recognized	$ 22,967